Accounts Receivable, Net (Details) - Schedule of Accounts Receivable and Allowance for Doubtful Accounts - Accounts Receivable [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 260,893	$ 35,978	¥ 320,203	$ 46,425	¥ 208,522
Less: allowance for doubtful accounts	(5,792)	(799)	(3,546)	(514)	(2,215)
Accounts receivable, net	¥ 255,101	$ 35,179	¥ 316,657	$ 45,911	¥ 206,307